Note E - Tax Status	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

NOTE E – TAX STATUS

The Plan is a Non-standardized 401(k) Profit Sharing Prototype Plan (“Prototype Plan”) sponsored by Empower and adopted by the Company. The Prototype Plan obtained its latest opinion letter on November 14, 2022 in which the IRS stated that the Prototype Plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code (“IRC”). The Plan has not requested its own determination letter from the IRS. The Plan administrator believes that the Plan, as amended, is currently designed and being operated in all material respects in compliance with the applicable requirements of the IRC. Therefore, the Plan administrator believes that the Plan was qualified and that the related trust was tax exempt as of the financial statement dates.

During 2024, the Company identified certain operational errors whereby salary deferrals withheld were not consistent with certain employee elections, incorrect fees were being assessed in connection with investments in the Corporation’s unitized stock fund, and errors were made in processing certain loan repayments. The Plan made a Voluntary Compliance Program (“VCP”) submission to the IRS pursuant to the IRS Employee Plans Compliance Resolution System (“EPCRS”) to correct these operational errors. On behalf of the Plan, the Company has requested that the IRS to issue a compliance statement for the Plan under the Voluntary Correction Program (VCP) and is the process of working with the IRS.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine examination by the Department of Labor and the Internal Revenue Service, of which there are none presently.